Statement of Changes in Net Assets Available for Benefits - EBP 43-1804048 003 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Participant-Directed [Member]
Additions to net assets attributed to:
Net appreciation in fair value of investments	$ 46,872,243
EBP, Nonparticipant-Directed [Member]
Additions to net assets attributed to:
Net appreciation in fair value of investments	2,182,749
Deductions from net assets attributed to:
Benefits paid to participants	(1,214,513)
Net increase in net assets	1,161,637
Net assets available for benefits:
Beginning of year	19,740,148
End of year	20,901,785
Dividends and interest	36,317,032
Net investment income	85,372,024
Interest income on notes receivable from participants	135,847
Participants	17,662,056
Sponsor	10,850,160
Participant rollovers	4,841,889
Total contributions	33,354,105
Plan expenses	(290,726)
Benefits paid to participants	(49,763,285)
Total deductions	(50,054,011)
Net increase in net assets	68,807,965
Beginning of year	544,769,954
End of year	$ 613,577,919